Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Sep. 30, 2015
Entity Registrant Name	Takung Art Co., Ltd.
Entity Central Index Key	0001491487
Entity Filer Category	Smaller Reporting Company
Amendment Description	To Be Updated